BATOVI DIAMOND PROJECT (Detail Textuals)	1 Months Ended	12 Months Ended
	Nov. 20, 2014 USD ($) License $ / shares shares	Jul. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Payment to joint venture in cash for equity interest		$ 30,000
Write off of acquisition costs		7,992,000
Joint Venture Agreement | Mineracao Batovi
Schedule of Equity Method Investments [Line Items]
Number of federal exploration licenses | License	21
Joint Venture Agreement | Kel-Ex Development Ltd. ("Kel-Ex")
Schedule of Equity Method Investments [Line Items]
Number of fully-paid and non-assessable common shares issued for assets acquisition | shares	2,700,000
Value of fully-paid and non-assessable common shares issued for assets acquisition	$ 7,992,000
Share price per share | $ / shares	$ 2.96
Amended and Restated Joint Venture Agreement | Mineracao Batovi
Schedule of Equity Method Investments [Line Items]
Payment to joint venture in cash for equity interest	$ 1,000,000	$ 30,000
Percentage of equity interest earned	49.00%	2.40%
Additional equity interest earned by funding exploration expenses		17.60%
Write off of acquisition costs		$ 7,992,000